UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: June 30, 2008
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    July 25, 2008

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: $509,748,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NORTHSTAR RLTY FIN CORP        COM              66704R100    12178  1463676 SH       SOLE                  1463676
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     5138   399828 SH       SOLE                   399828
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    17734   749217 SH       SOLE                   749217
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2415       20 SH       SOLE                       20
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    15306     3815 SH       SOLE                     3815
CHUBB CORP                     COM              171232101     4070    83043 SH       SOLE                    83043
CROWN HOLDINGS INC             COM              228368106     8835   339923 SH       SOLE                   339923
COMCAST CORP NEW               Cl A             20030N101    14042   740240 SH       SOLE                   740240
COMCAST CORP NEW               CL A SPL         20030N200     8397   447586 SH       SOLE                   447586
CNA FINL CORP                  COM              126117100    17360   690252 SH       SOLE                   690252
CRYSTAL RIV CAP INC            COM              229393301     1221   333705 SH       SOLE                   333705
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208    13596  1945102 SH       SOLE                  1945102
DU PONT E I DE NEMOURS & CO    COM              263534109    13896   323998 SH       SOLE                   323998
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    15918    62694 SH       SOLE                    62694
FRANKLIN UNVL TR               SH BEN INT       355145103     5096   785153 SH       SOLE                   785153
WESTERN ASSET VAR RT STRG FD   COM              957667108     9455   633693 SH       SOLE                   633693
GENERAL COMMUNICATION INC      CL A             369385109    12195  1775136 SH       SOLE                  1775136
HOOPER HOLMES INC              COM              439104100     4623  4532780 SH       SOLE                  4532780
HERTZ GLOBAL HOLDINGS INC      COM              42805T105     5956   620424 SH       SOLE                   620424
HUNTSMAN CORP                  COM              447011107     3759   329702 SH       SOLE                   329702
MORGAN STANLEY                 INSD CA MUN      61745P825     3292   249185 SH       SOLE                   249185
JOURNAL REGISTER CO            COM              481138105      757  4205866 SH       SOLE                  4205866
LOEWS CORP                     COM              540424108    17141   365489 SH       SOLE                   365489
LIBERTY GLOBAL INC             COM SER A        530555101      480    15264 SH       SOLE                    15264
LIBERTY GLOBAL INC             COM SER C        530555309    11521   379465 SH       SOLE                   379465
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302     1525   105870 SH       SOLE                   105870
LIBERTY MEDIA CORP NEW         INT COM SER A    53071M104     3858   261397 SH       SOLE                   261397
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    10204   421143 SH       SOLE                   421143
LEVEL 3 COMMUNICATIONS INC     COM              52729N100      837   283835 SH       SOLE                   283835
MCCLATCHY CO                   CL A             579489105     4744   699747 SH       SOLE                   699747
MTR GAMING GROUP INC           COM              553769100     6832  1432207 SH       SOLE                  1432207
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    13995   948836 SH       SOLE                   948836
MERCK & CO INC                 COM              589331107     3683    97725 SH       SOLE                    97725
NASH FINCH CO                  COM              631158102     3817   111372 SH       SOLE                   111372
NORFOLK SOUTHERN CORP          COM              655844108     5219    83276 SH       SOLE                    83276
NEWS CORP                      CL A             65248E104     2439   162153 SH       SOLE                   162153
NUVEEN SELECT TAX FREE INCM    SH BEN INT       67063C106      356    25875 SH       SOLE                    25875
OWENS ILL INC                  COM NEW          690768403     4897   117463 SH       SOLE                   117463
PRESTIGE BRANDS HLDGS INC      COM              74112D101    10423   977752 SH       SOLE                   977752
PUTNAM MASTER INTER INCOME T   SH BEN INT       746909100     4523   748923 SH       SOLE                   748923
PARK OHIO HLDGS CORP           COM              700666100     8910   603639 SH       SOLE                   603639
Q E P INC                      COM              74727K102     1908   339486 SH       SOLE                   339486
RCN CORP                       COM NEW          749361200     7565   701746 SH       SOLE                   701746
SAFEGUARD SCIENTIFICS INC      COM              786449108      589   475200 SH       SOLE                   475200
ISTAR FINL INC                 COM              45031U101    13553  1025961 SH       SOLE                  1025961
SUREWEST COMMUNICATIONS        COM              868733106      369    43713 SH       SOLE                    43713
SAFEWAY INC                    COM NEW          786514208    17871   625952 SH       SOLE                   625952
THORNBURG MTG INC              PFD E CV 7.50%   885218503      322    80423 SH       SOLE                    80423
THORNBURG MTG INC              PFD CONV SER F   885218701      277    67485 SH       SOLE                    67485
TRAVELERS COMPANIES INC        COM              89417E109    17077   393487 SH       SOLE                   393487
TESORO CORP                    COM              881609101     8537   431792 SH       SOLE                   431792
VALERO ENERGY CORP NEW         COM              91913Y100    12164   295377 SH       SOLE                   295377
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    10981   372749 SH       SOLE                   372749
VERMONT PURE HOLDINGS LTD NEW  COM              924237100     1169   859665 SH       SOLE                   859665
WINN DIXIE STORES INC          COM NEW          974280307     4314   269292 SH       SOLE                   269292
WILLIAMS COS INC DEL           COM              969457100    10669   264681 SH       SOLE                   264681
WESCO FINL CORP                COM              950817106    15107    39548 SH       SOLE                    39548
WHX CORP                       COM NEW          929248508       91    65094 SH       SOLE                    65094
YRC WORLDWIDE INC              COM              984249102      950    63920 SH       SOLE                    63920
LSI CORPORATION                NOTE 4.000% 5/1  502161AJ1     8679  8847000 SH       SOLE                  8847000
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7    15652 18291000 SH       SOLE                 18291000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     6458 14747000 SH       SOLE                 14747000
NEXTEL COMMUNICATIONS INC      NOTE 5.250% 1/1  65332VAY9    17650 18155000 SH       SOLE                 18155000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3    10934 14224000 SH       SOLE                 14224000
UNITED AUTO GROUP INC          NOTE 3.500% 4/0  909440AH2     2189  2370000 SH       SOLE                  2370000
YELLOW ROADWAY CORP            NOTE 5.000% 8/0  985577AA3    14030 16278000 SH       SOLE                 16278000